Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories (Textual)
Work in progress	$ 146,345	$ 2,313,763
Finished goods	195,586	1,448,854
Inventory	473,216	3,019,804	$ 3,019,804
Write-down of potentially obsolete or slow-moving inventories	518,119	1,501,510
Lower of cost or market adjustment	0	166,998
Third Parties [Member]
Inventories (Textual)
Work in progress		919,390
Finished goods		$ 0
Inventory